Employee Compensation - Share-Based Compensation - Additional Information (Detail)	6 Months Ended
	Apr. 30, 2023 $ / shares	Apr. 30, 2022 $ / shares
Disclosure of Sharebased Payment [Line Items]
Number of stock options, Granted	1,322,817	1,028,255
Weighted average fair value of options granted	$ 18.94	$ 14.17